Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, non-trade	$ 8,183	$ 32,387
Accumulated depreciation	$ 1,634,394	$ 1,562,172
Convertible Preferred Units
Convertible Preferred Units, units issued	0	0
Convertible Preferred Units, units outstanding	0	0
Common Units
Limited partners, units issued	410,300,000	410,000,000
Limited partners, units outstanding	410,300,000	410,000,000
Preferred Units
Limited partners, units issued	15,800,000	11,000,000
Limited partners, units outstanding	15,800,000	11,000,000